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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02699

                                AIM Growth Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1.  Schedule of Investments.

                              AIM BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com              BVA-QTR-1 9/06              A I M Advisors, Inc.

AIM Basic Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)

                                                                    SHARES           VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.08%

ADVERTISING-5.51%

Interpublic Group of Cos., Inc. (The)(a)(b)                       14,728,907      $  145,816,179
------------------------------------------------------------------------------------------------
Omnicom Group Inc.(a)                                              1,708,208         159,888,269
================================================================================================
                                                                                     305,704,448
================================================================================================

APPAREL RETAIL-2.09%

Gap, Inc. (The)                                                    6,134,000         116,239,300
================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.92%

Bank of New York Co., Inc. (The)                                   3,015,960         106,342,750
================================================================================================

BREWERS-2.20%

Molson Coors Brewing Co.-Class B(a)                               1,774,040         122,231,356
================================================================================================

BUILDING PRODUCTS-2.48%

American Standard Cos. Inc.(a)                                     3,282,000         137,745,540
================================================================================================

COMPUTER HARDWARE-2.64%

Dell Inc.(a)(b)                                                    6,415,805         146,536,986
================================================================================================

CONSTRUCTION MATERIALS-2.96%

Cemex S.A. de C.V.-ADR (Mexico)                                    5,466,692         164,438,095
================================================================================================

CONSUMER ELECTRONICS-1.53%

Koninklijke (Royal) Philips Electronics N.V.-New York Shares
    (Netherlands)                                                  2,433,098          85,182,761
================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.14%

Ceridian Corp.(b)                                                  1,768,883          39,552,224
------------------------------------------------------------------------------------------------
First Data Corp.                                                   4,526,000         190,092,000
================================================================================================
                                                                                     229,644,224
================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.64%

Waste Management, Inc.                                             3,987,167         146,249,286
================================================================================================

FOOD RETAIL-2.61%

Kroger Co. (The)(a)                                                2,699,960          62,477,074
------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                    2,710,000          82,248,500
================================================================================================
                                                                                     144,725,574
================================================================================================

GENERAL MERCHANDISE STORES-2.90%

Target Corp.(a)                                                    2,909,834         160,768,329
================================================================================================

HEALTH CARE DISTRIBUTORS-4.39%

Cardinal Health, Inc.                                              3,283,762         215,874,514
------------------------------------------------------------------------------------------------
McKesson Corp.                                                       531,223          28,006,076
================================================================================================
                                                                                     243,880,590
================================================================================================

                                                                    SHARES           VALUE
------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES-1.15%

HCA, Inc.                                                          1,278,460      $   63,782,369
================================================================================================

HOTELS, RESORTS & CRUISE LINES-0.28%

Wyndham Worldwide Corp.(b)                                           565,956          15,829,789
================================================================================================

INDUSTRIAL CONGLOMERATES-6.40%

General Electric Co.(a)                                            4,030,940         142,292,182
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                            7,597,000         212,640,030
================================================================================================
                                                                                     354,932,212
================================================================================================

INSURANCE BROKERS-0.53%

Marsh & McLennan Cos., Inc.                                        1,050,000          29,557,500
================================================================================================

INVESTMENT BANKING & BROKERAGE-4.94%

Merrill Lynch & Co., Inc.(a)                                       1,721,473         134,653,618
------------------------------------------------------------------------------------------------
Morgan Stanley                                                     1,910,900         139,323,719
================================================================================================
                                                                                     273,977,337
================================================================================================

LIFE SCIENCES TOOLS & SERVICES-2.20%

Waters Corp.(b)                                                    2,692,100         121,898,288
================================================================================================

MANAGED HEALTH CARE-3.89%

UnitedHealth Group Inc.                                            4,383,381         215,662,345
================================================================================================

MOVIES & ENTERTAINMENT-2.38%

Walt Disney Co. (The)(a)                                           4,270,852         132,012,035
================================================================================================

MULTI-LINE INSURANCE-1.02%

Genworth Financial Inc.-Class A(a)                                1,612,658          56,459,157
================================================================================================

OIL & GAS DRILLING-2.70%

Transocean Inc.(b)                                                 2,044,598         149,725,912
================================================================================================

OIL & GAS EQUIPMENT & SERVICES-4.35%

Halliburton Co.(a)                                                 4,285,000         121,908,250
------------------------------------------------------------------------------------------------
Weatherford International Ltd.(b)                                  2,869,600         119,719,712
================================================================================================
                                                                                     241,627,962
================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.61%

Citigroup Inc.                                                     3,058,518         151,916,589
------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.(a)                                            4,575,360         214,858,906
================================================================================================
                                                                                     366,775,495
================================================================================================

PACKAGED FOODS & MEATS-1.68%

Unilever N.V. (Netherlands)(c)                                     3,795,052          93,212,164
================================================================================================

PHARMACEUTICALS-8.05%

Pfizer Inc.                                                        5,011,796         142,134,535
================================================================================================

AIM Basic Value Fund

                                                                    SHARES           VALUE
------------------------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Sanofi-Aventis (France)(c)                                         1,675,837      $   149,051,216
-------------------------------------------------------------------------------------------------
Wyeth                                                              3,054,124          155,271,664
=================================================================================================
                                                                                      446,457,415
=================================================================================================

PROPERTY & CASUALTY INSURANCE-2.24%

ACE Ltd.                                                           2,267,378          124,093,598
=================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.65%

Realogy Corp.(a)(b)                                                1,587,060           35,994,521
=================================================================================================

SEMICONDUCTOR EQUIPMENT-2.03%

Novellus Systems, Inc.(a)(b)                                       4,064,084          112,412,563
=================================================================================================

SPECIALIZED CONSUMER SERVICES-1.10%

H&R Block, Inc.(a)                                                 2,804,750           60,975,265
=================================================================================================

SYSTEMS SOFTWARE-4.63%

CA Inc.(a)                                                         7,113,968          168,529,902
-------------------------------------------------------------------------------------------------
Microsoft Corp.                                                    3,229,152           88,252,724
=================================================================================================
                                                                                      256,782,626
=================================================================================================

THRIFTS & MORTGAGE FINANCE-4.24%

Fannie Mae                                                         3,323,000          185,788,930
-------------------------------------------------------------------------------------------------
MGIC Investment Corp.(a)                                             822,100           49,301,337
=================================================================================================
                                                                                      235,090,267
=================================================================================================
        Total Common Stocks & Other Equity Interests
           (Cost $4,125,832,309)                                                    5,496,948,059
=================================================================================================

MONEY MARKET FUNDS-1.19%

Liquid Assets Portfolio-Institutional Class(d)                    33,125,387           33,125,387
-------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)                          33,125,387           33,125,387
=================================================================================================
        Total Money Market Funds
            (Cost $66,250,774)                                                         66,250,774
=================================================================================================
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities loaned)-100.27%
    (Cost $4,192,083,083)                                                           5,563,198,833
=================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED

MONEY MARKET FUNDS-19.21%

Liquid Assets Portfolio-Institutional Class(d)(e)                532,936,825          532,936,825
-------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)(e)                   532,936,826          532,936,826
=================================================================================================
        Total Money Market Funds (purchased with cash collateral
            from securities loaned) (Cost $1,065,873,651)                            1,065,873,651
=================================================================================================
TOTAL INVESTMENTS-119.48%
    (Cost $5,257,956,734)                                                           6,629,072,484
=================================================================================================
OTHER ASSETS LESS LIABILITIES-(19.48)%                                             (1,080,805,877)
=================================================================================================
NET ASSETS-100.00%                                                                $ 5,548,266,607
_________________________________________________________________________________________________
=================================================================================================

Investment Abbreviations:

ADR     -  American Depositary Receipt

Notes to Schedule of Investments:

(a)     All or a portion of this security was out on loan at September 30, 2006.
(b)     Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $242,263,380, which represented 4.37% of the Fund's Net Assets. See
        Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

AIM Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM Basic Value Fund

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of

AIM Basic Value Fund

    Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     CHANGE IN
                                                                     UNREALIZED
                    VALUE          PURCHASES      PROCEEDS FROM     APPRECIATION         VALUE          DIVIDEND        REALIZED
FUND               12/31/05         AT COST           SALES        (DEPRECIATION)      09/30/06          INCOME        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class        $    61,157,137  $   587,008,817  $  (615,040,567)  $           --  $    33,125,387  $     1,781,692  $            --
------------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                     --      222,338,654     (189,213,267)              --       33,125,387          562,214               --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             61,157,137      402,370,265     (463,527,402)              --               --        1,209,664               --
====================================================================================================================================
  SUBTOTAL     $   122,314,274  $ 1,211,717,736  $(1,267,781,236)  $           --  $    66,250,774  $     3,553,570  $            --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     CHANGE IN
                                                                     UNREALIZED                                          REALIZED
                    VALUE         PURCHASES AT     PROCEEDS FROM    APPRECIATION        VALUE          DIVIDEND           GAIN
FUND               12/31/05           COST             SALES       (DEPRECIATION)      09/30/06         INCOME*           (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class        $   315,838,341  $   968,269,476  $  (751,170,992)  $           --  $   532,936,825  $       302,801  $            --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            315,838,342      964,722,281     (747,623,797)              --      532,936,826          304,699               --
------------------------------------------------------------------------------------------------------------------------------------
  SUBTOTAL     $   631,676,683  $ 1,932,991,757  $(1,498,794,789)  $           --  $ 1,065,873,651  $       607,500  $            --
====================================================================================================================================
  TOTAL
   INVESTMENTS
   IN
   AFFILIATES  $   753,990,957  $ 3,144,709,493  $(2,766,576,025)  $           --  $ 1,132,124,425  $     4,161,070  $            --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

AIM Basic Value Fund

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At September 30, 2006, securities with an aggregate value of $1,039,854,635 were on loan to brokers. The loans were secured by cash collateral of $1,065,873,651 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $607,500 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $673,493,131 and $1,574,153,498, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $1,558,373,888
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (195,783,854)
=======================================================================================
Net unrealized appreciation of investment securities                     $1,362,590,034
_______________________________________________________________________________________
=======================================================================================
Cost of investments for tax purposes is $5,266,482,450.

                        AIM CONSERVATIVE ALLOCATION FUND
         Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                       (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS.(R)

AIMinvestments.com   CAL-QTR-1 9/06   A I M Advisors, Inc.

AIM CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-90.19%(A)

                                                                                       CHANGE IN
                                                                                      UNREALIZED
                                            VALUE       PURCHASES      PROCEEDS      APPRECIATION
                                           12/31/05      AT COST      FROM SALES    (DEPRECIATION)
                                         -----------   -----------   ------------   --------------
AIM Charter Fund- Institutional
Class-5.12%                              $ 3,690,649   $   892,386   $   (724,895)    $ 275,834
AIM Floating Rate Fund - Institutional
Class-6.93%                                       --     5,838,363        (88,764)       (6,310)
AIM International Bond Fund-
Institutional Class-3.92%                         --     3,327,203        (50,543)      (31,204)
AIM International Core Equity
Fund-Institutional Class-2.50%             1,952,328       446,193       (623,921)      141,064
AIM Large Cap Basic Value
Fund-Institutional Class -2.56%            3,727,139       870,487     (2,643,885)     (200,141)
AIM Large Cap Growth
Fund-Institutional Class-2.52% (b)         3,782,212       870,487     (2,612,301)     (280,386)
AIM Limited Maturity Treasury
Fund-Institutional Class-7.97%            10,589,450     3,028,271     (6,979,863)      114,083
AIM Multi-Sector Fund-Institutional
Class-2.53%                                1,914,691       446,192       (380,951)       29,734
AIM Short Term Bond Fund-Institutional
Class-23.90%                              17,717,217     5,219,445     (3,075,534)        4,540
AIM Structured Growth Fund -
Institutional Class-2.55% (b)                     --     2,070,502        (32,577)       73,896
AIM Structured Value Fund-
Institutional Class-2.51% (b)                     --     2,070,502        (32,022)       37,034
AIM Total Return Bond
Fund-Institutional Class-22.05%           17,592,671     5,645,930     (4,958,578)      150,704
AIM Trimark Endeavor
Fund-Institutional Class-5.13%             3,762,673       924,181       (814,933)      184,502
                                         -----------   -----------   ------------     ---------
   Total Mutual Funds-90.19%
   (Cost $72,899,455)                    $64,729,030   $31,650,142   $(23,018,767)    $ 493,350
                                         ===========   ===========   ============     =========



                                           REALIZED     DIVIDEND      SHARES       VALUE
                                         GAIN (LOSS)     INCOME      09/30/06     09/30/06
                                         -----------   ----------   ---------   -----------
AIM Charter Fund- Institutional
Class-5.12%                               $ 106,784    $       --     282,341   $ 4,240,758
AIM Floating Rate Fund - Institutional
Class-6.93%                                     (45)       41,053     634,613     5,743,244
AIM International Bond Fund-
Institutional Class-3.92%                      (180)       14,399     314,160     3,245,276
AIM International Core Equity
Fund-Institutional Class-2.50%              152,485            --     146,781     2,068,149
AIM Large Cap Basic Value
Fund-Institutional Class -2.56%             363,521            --     137,923     2,117,121
AIM Large Cap Growth
Fund-Institutional Class-2.52% (b)          331,905            --     190,174     2,091,917
AIM Limited Maturity Treasury
Fund-Institutional Class-7.97%             (147,270)      313,638     657,836     6,604,671
AIM Multi-Sector Fund-Institutional
Class-2.53%                                  87,852            --      79,663     2,097,518
AIM Short Term Bond Fund-Institutional
Class-23.90%                                (71,558)      697,073   2,011,596    19,794,110
AIM Structured Growth Fund -
Institutional Class-2.55% (b)                   904            --     206,120     2,112,725
AIM Structured Value Fund-
Institutional Class-2.51% (b)                   347            --     195,283     2,075,861
AIM Total Return Bond
Fund-Institutional Class-22.05%            (171,149)      670,489   1,762,507    18,259,578
AIM Trimark Endeavor
Fund-Institutional Class-5.13%              189,229            --     286,095     4,245,652
                                          ---------    ----------               -----------
   Total Mutual Funds-90.19%
   (Cost $72,899,455)                     $ 842,825    $1,736,652               $74,696,580
                                          =========    ==========               ===========

SCHEDULE OF INVESTMENTS IN UNAFFILIATED ISSUERS-9.88% (C)
REPURCHASE AGREEMENTS-9.88%

                                                                             REPURCHASE
                                                                               AMOUNT
                                                                             ----------
State Street Bank & Trust, Agreement dated 09/30/06, maturing value
$8,189,308 (collateralized by U.S. Government Agency valued at $8,353,067;
3.88%, 08/22/08) 4.95%, 10/02/06                                             $8,189,308   $ 8,185,930
                                                                                          -----------
TOTAL INVESTMENTS-100.07%
(Cost $81,085,385)                                                                         82,882,510
OTHER ASSETS LESS LIABILITIES-(0.07)%                                                         (57,771)
                                                                                          -----------
NET ASSETS-100.00%                                                                        $82,824,739
                                                                                          ===========

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

(b) Non-Income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c)  Principal amount equals value at period end. See 1C.

See accompanying notes which are an integral part of this schedule.

AIM CONSERVATIVE ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as

AIM CONSERVATIVE ALLOCATION FUND
     of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $31,415,208 and $22,739,135, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $2,073,606
Aggregate unrealized (depreciation) of investment securities     (316,933)
                                                               ----------
Net unrealized appreciation of investment securities           $1,756,673
                                                               ==========

Cost of investments for tax purposes is $81,125,837.

                             AIM GLOBAL EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006




 YOUR GOALS, OUR SOLUTIONS                    [AIM INVESTMENT LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--


AIMinvestments.com               GEQ-QTR-1 9/06             A I M Advisors, Inc.

AIM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)


                                                    SHARES             VALUE
--------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS--50.24%

AUSTRALIA--1.49%

Australia and New Zealand
  Banking Group Ltd.
  (Diversified Banks) (a)                          311,222       $   6,212,597
--------------------------------------------------------------------------------
St. George Bank Ltd.
  (Diversified Banks) (a)(b)                         8,771             197,404
--------------------------------------------------------------------------------
Zinifex Ltd. (Diversified
  Metals & Mining)                                  98,633             863,698
================================================================================
                                                                     7,273,699
================================================================================

BELGIUM--1.20%

Compagnie Maritime Belge S.A.
  (Marine) (a)                                      25,976             885,122
--------------------------------------------------------------------------------
GIMV N.V. (Multi-Sector
  Holdings)                                         24,796           1,482,517
--------------------------------------------------------------------------------
Mobistar S.A. (Wireless
  Telecommunication Services)                       22,115           1,831,203
--------------------------------------------------------------------------------
Option N.V. (Communications
  Equipment) (a)(b)(c)                              83,076           1,671,226
================================================================================
                                                                     5,870,068
================================================================================

CANADA--7.13%

Aur Resources Inc. (Diversified
  Metals & Mining)                                 140,000           2,254,429
--------------------------------------------------------------------------------
Bank of Montreal (Diversified
  Banks)                                           144,100           8,714,582
--------------------------------------------------------------------------------
Bank of Nova Scotia
  (Diversified Banks)                               36,600           1,572,968
--------------------------------------------------------------------------------
Canadian National Railway Co.
  (Railroads)                                      155,800           6,516,058
--------------------------------------------------------------------------------
Galleon Energy Inc. (Oil & Gas
  Exploration & Production) (c)                     15,900             251,771
--------------------------------------------------------------------------------
Husky Energy Inc. (Integrated
  Oil & Gas)                                        46,800           3,012,818
--------------------------------------------------------------------------------
Petrobank Energy and Resources
  Ltd. (Oil & Gas Exploration &
  Production) (c)                                   86,100           1,132,287
--------------------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                           134,400           2,456,425
--------------------------------------------------------------------------------
Royal Bank of Canada
  (Diversified Banks)                               24,700           1,094,021
--------------------------------------------------------------------------------
Russel Metals Inc. (Trading
  Companies & Distributors)                         79,900           1,929,952
--------------------------------------------------------------------------------
Shaw Communications, Inc.
  -Class B (Broadcasting &
  Cable TV)                                         12,900             386,262
--------------------------------------------------------------------------------
Tim Hortons, Inc. (Restaurants)                    208,100           5,445,451
================================================================================
                                                                    34,767,024
================================================================================

DENMARK--2.01%

Danske Bank A.S. (Diversified
  Banks) (a)                                        72,900           2,862,849
--------------------------------------------------------------------------------
Novo Nordisk A.S. -Class B
  (Pharmaceuticals) (a)                             20,600           1,529,442
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
DENMARK--(CONTINUED)

William Demant Holdings A.S
  (Health Care Equipment)
  (a)(b)(c)                                         70,300       $   5,400,468
================================================================================
                                                                     9,792,759
================================================================================

FINLAND--0.38%

Nokia Oyj (Communications
  Equipment) (a)                                    94,450           1,858,479
================================================================================

FRANCE--6.63%

Assurances Generales de France
  (Multi-Line Insurance) (a)                        77,948           9,804,406
--------------------------------------------------------------------------------
Axa (Multi-Line Insurance)                         131,403           4,845,472
--------------------------------------------------------------------------------
BNP Paribas (Diversified Banks) (a)                 14,006           1,505,115
--------------------------------------------------------------------------------
Carrefour S.A. (Hypermarkets &
  Super Centers) (a)                                32,258           2,036,737
--------------------------------------------------------------------------------
Credit Agricole S.A. (Diversified
  Banks) (a)                                        66,972           2,938,073
--------------------------------------------------------------------------------
PagesJaunes S.A. (Publishing)                      121,826           3,460,385
--------------------------------------------------------------------------------
Societe Generale (Diversified
  Banks) (a)(b)                                     48,732           7,742,660
================================================================================
                                                                    32,332,848
================================================================================

GERMANY--2.02%

Norddeutsche Affinerie A.G
  (Diversified Metals & Mining)
  (b)                                               78,483           1,890,887
--------------------------------------------------------------------------------
ThyssenKrupp A.G. (Steel) (a)                      105,414           3,556,516
--------------------------------------------------------------------------------
Wincor Nixdorf A.G. (Computer
  Hardware) (a)                                     30,266           4,395,474
================================================================================
                                                                     9,842,877
================================================================================

GREECE--0.70%

OPAP S.A. (Casinos & Gaming) (a)                   101,722           3,408,363
================================================================================

HONG KONG--0.20%

Bank of East Asia, Ltd. (The)
  (Diversified Banks)                              212,400             969,228
================================================================================

INDIA--0.23%

Syndicate Bank (Diversified
  Banks) (a)                                       566,828           1,110,088
================================================================================

ITALY--1.79%

Eni S.p.A. (Integrated Oil &
  Gas) (a)                                         293,528           8,721,695
================================================================================

JAPAN--9.81%

Chugoku Electric Power Co.,
  Inc. (Electric Utilities)
  (a)(b)                                           240,700           5,070,198
--------------------------------------------------------------------------------
Daiwa Securities Group Inc.
  (Investment Banking &
  Brokerage) (a)(b)                                581,000           6,810,380
--------------------------------------------------------------------------------
Denki Kogyo Co., Ltd.
  (Communications Equipment)
  (a)(b)                                           105,000             912,953
--------------------------------------------------------------------------------
Kyushu Electric Power Co., Inc.
  (Electric Utilities) (a)(b)                      439,600          10,373,697
--------------------------------------------------------------------------------


AIM GLOBAL EQUITY FUND

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
JAPAN--(CONTINUED)

Marusan Securities Co., Ltd.
  (Investment Banking &
  Brokerage) (a)                                   121,800       $   1,635,267
--------------------------------------------------------------------------------
Nakayama Steel Works Ltd.
   (Steel) (a)(b)                                  300,000           1,026,914
--------------------------------------------------------------------------------
Nikko Cordial Corp. (Investment
  Banking & Brokerage) (b)                         421,500           4,888,094
--------------------------------------------------------------------------------
Nissin Healthcare Food Service
  Co., Ltd. (Restaurants) (a)                       61,300             776,862
--------------------------------------------------------------------------------
Nomura Holdings, Inc.
  (Investment Banking &
  Brokerage) (b)                                   201,200           3,542,523
--------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless
  Telecommunication Services) (a)                    1,056           1,627,171
--------------------------------------------------------------------------------
Shinko Securities Co., Ltd.
  (Investment Banking &
  Brokerage) (a)                                   102,000             405,331
--------------------------------------------------------------------------------
Tokyo Electric Power Co., Inc.
  (The) (Electric Utilities)
  (a)(b)                                           286,900           8,246,883
--------------------------------------------------------------------------------
Yodogawa Steel Works, Ltd.
  (Steel) (a)(b)                                   526,000           2,527,482
================================================================================
                                                                    47,843,755
================================================================================

MEXICO--0.15%

Grupo Financiero Banorte S.A.
  de C.V. -Class O (Diversified
  Banks)                                           242,200             758,042
================================================================================

NETHERLANDS--1.01%

ING Groep N.V. (Other
  Diversified Financial
  Services) (a)                                    112,507           4,936,916
================================================================================

NORWAY--1.57%

DNB NOR A.S.A. (Diversified
  Banks) (a)                                       185,400           2,269,926
--------------------------------------------------------------------------------
Norsk Hydro A.S.A. (Oil & Gas
  Exploration & Production) (a)                    209,980           4,700,654
--------------------------------------------------------------------------------
Statoil A.S.A. (Integrated Oil &
  Gas)                                              28,450             672,404
================================================================================
                                                                     7,642,984
================================================================================

POLAND--0.25%

KGHM Polska Miedz S.A.
  (Diversified Metals & Mining)
  (a)                                               38,500           1,229,312
================================================================================

PORTUGAL--0.32%

Semapa - Sociedade de
  Investimento e Gestao, SGPS,
  S.A. (Construction Materials)
  (a)                                              153,954           1,581,518
================================================================================

SPAIN--1.16%

Gestevision Telecinco S.A.
  (Broadcasting & Cable TV) (a)                    155,364           3,955,979
--------------------------------------------------------------------------------
Industria de Diseno Textil,
  S.A. (Apparel Retail) (a)                         36,406           1,697,928
================================================================================
                                                                     5,653,907
================================================================================

SWEDEN--1.48%
Industrivarden A.B. -Class C
  (Multi-Sector Holdings) (a)(b)                   203,500           5,854,810
--------------------------------------------------------------------------------
Investor A.B. -Class A
  (Multi-Sector Holdings) (a)                       65,400           1,354,505
================================================================================
                                                                     7,209,315
================================================================================

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
SWITZERLAND--0.17%

Phonak Holding A.G. (Health
  Care Equipment) (a)                               13,068       $     827,842
================================================================================

TAIWAN--1.54%

China Steel Corp. (Steel) (a)                    6,090,172           5,247,791
--------------------------------------------------------------------------------
U-Ming Marine Transport Corp.
   (Marine) (a)                                  1,175,000           1,283,195
--------------------------------------------------------------------------------
Yang Ming Marine Transport
  (Marine) (a)                                   1,904,000             977,006
================================================================================
                                                                     7,507,992
================================================================================

UNITED KINGDOM--9.00%

AstraZeneca PLC
  (Pharmaceuticals)                                192,705          12,041,948
--------------------------------------------------------------------------------
Aviva PLC (Multi-Line
  Insurance) (a)                                   115,016           1,684,223
--------------------------------------------------------------------------------
HSBC Holdings PLC (Diversified
  Banks) (a)                                       499,600           9,111,570
--------------------------------------------------------------------------------
Legal & General Group PLC (Life
  & Health Insurance) (a)                        2,607,517           6,947,623
--------------------------------------------------------------------------------
Lloyds TSB Group PLC
  (Diversified Banks) (a)                          161,950           1,634,227
--------------------------------------------------------------------------------
Reckitt Benckiser PLC
  (Household Products)                              84,152           3,487,864
--------------------------------------------------------------------------------
Tesco PLC (Food Retail) (a)                      1,331,683           8,967,538
================================================================================
                                                                    43,874,993
================================================================================
   Total Foreign Stocks & Other
    Equity Interests
    (Cost $225,735,832)                                            245,013,704
================================================================================

DOMESTIC COMMON STOCKS--46.27%

AEROSPACE & DEFENSE--3.12%

General Dynamics Corp.                             125,285           8,979,176
--------------------------------------------------------------------------------
Lockheed Martin Corp.                               72,770           6,262,586
================================================================================
                                                                    15,241,762
================================================================================

AIRLINES--0.40%

AMR Corp. (c)                                       27,014             625,104
--------------------------------------------------------------------------------
Continental Airlines,
  Inc.-Class B (b)(c)                               47,136           1,334,420
================================================================================
                                                                     1,959,524
================================================================================

APPAREL RETAIL--1.04%

American Eagle Outfitters, Inc.                     36,240           1,588,399
--------------------------------------------------------------------------------
Christopher & Banks Corp.                           31,530             929,504
--------------------------------------------------------------------------------
Gymboree Corp. (The) (b)(c)                         60,758           2,562,773
================================================================================
                                                                     5,080,676
================================================================================

APPLICATION SOFTWARE--0.44%

Ansoft Corp. (c)                                    57,138           1,423,308
--------------------------------------------------------------------------------
Mentor Graphics Corp. (c)                           49,756             700,564
================================================================================
                                                                     2,123,872
================================================================================

COMMODITY CHEMICALS--1.48%

Lyondell Chemical Co.                              156,289           3,965,052
--------------------------------------------------------------------------------
Westlake Chemical Corp. (b)                        101,595           3,252,056
================================================================================
                                                                     7,217,108
================================================================================

COMMUNICATIONS EQUIPMENT--1.15%

Cisco Systems, Inc. (c)                            195,911           4,505,953
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM GLOBAL EQUITY FUND

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--(CONTINUED)

Corning Inc. (c)                                    12,665       $     309,152
--------------------------------------------------------------------------------
Polycom, Inc. (c)                                   31,922             783,047
================================================================================
                                                                     5,598,152
================================================================================

COMPUTER HARDWARE--1.80%

Hewlett-Packard Co.                                239,208           8,776,542
================================================================================

COMPUTER STORAGE & PERIPHERALS--0.70%

Komag, Inc. (b)(c)                                  34,371           1,098,497
--------------------------------------------------------------------------------
Lexmark International, Inc.
  -Class A (c)                                      39,934           2,302,595
================================================================================
                                                                     3,401,092
================================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--1.79%

Caterpillar Inc.                                    30,488           2,006,111
--------------------------------------------------------------------------------
Cummins Inc. (b)                                    51,314           6,118,168
--------------------------------------------------------------------------------
Freightcar America Inc. (b)                         11,354             601,762
================================================================================
                                                                     8,726,041
================================================================================

CONSUMER ELECTRONICS--0.50%

Garmin Ltd. (b)                                     49,709           2,424,805
================================================================================


DATA PROCESSING & OUTSOURCED
  SERVICES--0.73%

Paychex, Inc. (b)                                   96,547           3,557,757
================================================================================

DEPARTMENT STORES--1.13%

J.C. Penney Co., Inc. (b)                           19,501           1,333,673
--------------------------------------------------------------------------------
Kohl's Corp. (c)                                    64,262           4,171,889
================================================================================
                                                                     5,505,562
================================================================================

DIVERSIFIED CHEMICALS--1.12%

Dow Chemical Co. (The)                             121,973           4,754,508
--------------------------------------------------------------------------------
Eastman Chemical Co. (b)                            13,060             705,501
================================================================================
                                                                     5,460,009
================================================================================

ELECTRIC UTILITIES--1.09%

Allegheny Energy, Inc. (c)                          43,176           1,734,380
--------------------------------------------------------------------------------
FirstEnergy Corp.                                   63,773           3,562,360
================================================================================
                                                                     5,296,740
================================================================================

FOOD RETAIL--0.23%

Great Atlantic & Pacific Tea
  Co., Inc. (The) (c)                               46,410           1,117,553
================================================================================

GAS UTILITIES--0.36%

Questar Corp. (b)                                   21,435           1,752,740
================================================================================

GENERAL MERCHANDISE STORES--0.36%

Conn's, Inc. (b)(c)                                 84,674           1,767,146
================================================================================

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--0.63%

Mentor Corp.                                        46,431           2,339,658
--------------------------------------------------------------------------------
Palomar Medical Technologies,
  Inc. (b)(c)                                       17,900             755,380
================================================================================
                                                                     3,095,038
================================================================================

HEALTH CARE SUPPLIES--0.21%

ICU Medical, Inc. (c)                               22,145       $   1,007,155
================================================================================

HOME FURNISHINGS--0.19%

Tempur-Pedic International Inc.
  (b)(c)                                            53,302             915,195
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--0.70%

TXU Corp.                                           54,940           3,434,849
================================================================================

INDUSTRIAL CONGLOMERATES--0.85%

3M Co.                                              55,455           4,126,961
================================================================================

INDUSTRIAL MACHINERY--1.73%

Eaton Corp.                                        122,672           8,445,967
================================================================================

INTEGRATED OIL & GAS--0.56%

Marathon Oil Corp.                                   8,558             658,110
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                          43,098           2,073,445
================================================================================
                                                                     2,731,555
================================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--3.48%

BellSouth Corp.                                    175,195           7,489,586
--------------------------------------------------------------------------------
Embarq Corp.                                        52,236           2,526,655
--------------------------------------------------------------------------------
Verizon Communications Inc. (b)                    187,727           6,970,304
================================================================================
                                                                    16,986,545
================================================================================

INTERNET RETAIL--0.40%

Expedia, Inc. (c)                                  123,729           1,940,071
================================================================================

INVESTMENT BANKING & BROKERAGE--0.69%

Lehman Brothers Holdings Inc.
  (b)                                               45,685           3,374,294
================================================================================

IT CONSULTING & OTHER SERVICES--1.65%

Accenture Ltd. -Class A (b) (c)                    237,307           7,525,005
--------------------------------------------------------------------------------
Covansys Corp. (c)                                  29,778             510,395
================================================================================
                                                                     8,035,400
================================================================================

LEISURE PRODUCTS--0.12%

JAKKS Pacific, Inc. (c)                             32,667             582,453
================================================================================

MANAGED HEALTH CARE--2.18%

Healthspring, Inc. (c)                              25,400             488,950
--------------------------------------------------------------------------------
Humana Inc. (c)                                     34,749           2,296,561
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                            159,758           7,860,094
================================================================================
                                                                    10,645,605
================================================================================

MARINE--1.03%

Overseas Shipholding Group,
  Inc. (b)                                          81,394           5,027,707
================================================================================

OIL & GAS EXPLORATION &
  PRODUCTION--1.03%

Apache Corp.                                        26,568           1,679,098
--------------------------------------------------------------------------------
Arena Resources, Inc. (c)                           26,195             841,383
--------------------------------------------------------------------------------
GMX Resources Inc. (b)(c)                           24,904             781,737
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM GLOBAL EQUITY FUND

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--
 (CONTINUED)

Parallel Petroleum Corp. (c)                        56,604       $   1,135,476
--------------------------------------------------------------------------------
VAALCO Energy, Inc. (c)                             81,765             587,073
================================================================================
                                                                     5,024,767
================================================================================

OIL & GAS STORAGE &
  TRANSPORTATION--1.44%

Energy Transfer Partners, L.P.                     122,284           5,665,417
--------------------------------------------------------------------------------
OMI Corp.                                           63,025           1,368,273
================================================================================
                                                                     7,033,690
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--2.25%

Bank of America Corp.                              111,432           5,969,412
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               106,598           5,005,842
================================================================================
                                                                    10,975,254
================================================================================

PHARMACEUTICALS--1.08%

Merck & Co. Inc.                                   125,296           5,249,902
================================================================================

PROPERTY & CASUALTY INSURANCE--0.54%

Safety Insurance Group, Inc.                        53,771           2,616,497
================================================================================

PUBLISHING--2.27%

McGraw-Hill Cos., Inc. (The)                       190,458          11,052,278
================================================================================

RESTAURANTS--0.15%

McDonald's Corp.                                    14,845             580,737
--------------------------------------------------------------------------------
Starbucks Corp. (b)(c)                               3,964             134,974
================================================================================
                                                                       715,711
================================================================================

SEMICONDUCTOR EQUIPMENT--0.08%

Lam Research Corp. (b)(c)                            9,008             408,333
================================================================================

SEMICONDUCTORS--0.58%

Hittite Microwave Corp. (c)                          3,864             171,948
--------------------------------------------------------------------------------
National Semiconductor Corp.                        38,551             907,105
--------------------------------------------------------------------------------
Texas Instruments Inc. (b)                          53,381           1,774,918
================================================================================
                                                                     2,853,971
================================================================================

SPECIALIZED FINANCE--2.41%

Moody's Corp.                                      179,813          11,756,174
================================================================================

STEEL--0.65%

Chaparral Steel Co.                                 42,618           1,451,569
--------------------------------------------------------------------------------
Commercial Metals Co.                               85,598           1,740,207
================================================================================
                                                                     3,191,776
================================================================================

SYSTEMS SOFTWARE--0.93%

BMC Software, Inc. (c)                              44,866           1,221,252
--------------------------------------------------------------------------------
Microsoft Corp.                                    121,033           3,307,832
================================================================================
                                                                     4,529,084
================================================================================

THRIFTS & MORTGAGE FINANCE--0.46%

Corus Bankshares, Inc. (b)                          42,367             947,326
--------------------------------------------------------------------------------
FirstFed Financial Corp. (c)                        23,297           1,321,406
================================================================================
                                                                     2,268,732
================================================================================

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
TOBACCO--0.54%

Reynolds American Inc. (b)                          42,657       $   2,643,454
================================================================================
   Total Domestic Common Stocks
    (Cost $206,911,095)                                             225,675,499
================================================================================

MONEY MARKET FUNDS--2.84%

Liquid Assets Portfolio
  -Institutional Class (d)                       6,926,231           6,926,231
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class (d)                       6,926,231           6,926,231
================================================================================
   Total Money Market Funds
    (Cost $13,852,462)                                               13,852,462
================================================================================
   Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)--99.35%
   (Cost $446,499,389)                                             484,541,665
--------------------------------------------------------------------------------
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
 FROM SECURITIES LOANED

MONEY MARKET FUNDS--17.41%

Liquid Assets Portfolio
  -Institutional Class (d)(e)                   42,454,534          42,454,534
--------------------------------------------------------------------------------
STIC Prime Portfolio                           424,545,534          42,454,534
  -Institutional Class (d)(e)
================================================================================
   Total Money Market Funds (purchased
   with cash collateral from securities
   loaned) (Cost $84,909,068)                                        84,909,068
================================================================================
TOTAL INVESTMENTS--116.76%
  (Cost $531,408,457)                                               569,450,733
================================================================================
OTHER ASSETS LESS LIABILITIES--(16.76)%                             (81,742,432)
================================================================================
NET ASSETS--100.00%                                               $ 487,708,301
--------------------------------------------------------------------------------
================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $169,512,415, which represented 34.76% of the Fund's Net Assets. See Note 1A.

(b) All or a portion of this security was out on loan at September 30, 2006.

(c) Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM GLOBAL EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM GLOBAL EQUITY FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM GLOBAL EQUITY FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                                           UNREALIZED                                       REALIZED
                         VALUE           PURCHASES          PROCEEDS      APPRECIATION        VALUE           DIVIDEND        GAIN
FUND                   12/31/05           AT COST          FROM SALES    (DEPRECIATION)     09/30/06           INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class              $   6,224,197      $  63,762,170      $ (63,060,136)        $--      $   6,926,231      $     189,019      $  --
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                         --         27,320,769        (20,394,538)         --          6,926,231             67,318         --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                  6,224,197         42,458,377        (48,682,574)         --                 --            121,527         --
====================================================================================================================================
   SUBTOTAL        $  12,448,394      $ 133,541,316      $(132,137,248)        $--      $  13,852,462      $     377,864      $  --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                              CHANGE IN
                                                                              UNREALIZED                                    REALIZED
                         VALUE           PURCHASES          PROCEEDS          APPRECIATION        VALUE          DIVIDEND     GAIN
FUND                   12/31/05           AT COST          FROM SALES        (DEPRECIATION)     09/30/06          INCOME*     (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class                  $  13,105,016      $ 186,245,838      $(156,896,320)        $--        $  42,454,534     $  158,100      $--
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                     13,105,017        186,245,838       (156,896,321)         --           42,454,534        159,150       --
====================================================================================================================================
   SUBTOTAL            $  26,210,033      $ 372,491,676      $(313,792,641)        $--        $  84,909,068     $  317,250      $--
====================================================================================================================================
   TOTAL
   INVESTMENTS IN
   AFFILIATES          $  38,658,427      $ 506,032,992      $(445,929,889)        $--        $  98,761,530     $  695,114      $--
====================================================================================================================================
* Net of compensation to counterparties.

AIM GLOBAL EQUITY FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2006, securities with an aggregate value of $81,762,625 were on loan to brokers. The loans were secured by cash collateral of $84,909,068 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $317,250 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $604,211,226 and $589,599,588, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $47,041,053
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (9,113,606)
========================================================================================
Net unrealized appreciation of investment securities                        $37,927,447
========================================================================================
Cost of investments for tax purposes is $531,523,286.

                           AIM GROWTH ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com              GAL-QTR-1 9/06              A I M Advisors, Inc.

AIM Growth Allocation Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.03%(a)

                                                                      CHANGE IN
                                                                     UNREALIZED
                            VALUE      PURCHASES       PROCEEDS     APPRECIATION    REALIZED    DIVIDEND       SHARES      VALUE
                           12/31/05     AT COST       FROM SALES   (DEPRECIATION) GAIN (LOSS)    INCOME       09/30/06    09/30/06
------------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund-
 Institutional
 Class-5.06%(b)         $ 12,362,046 $  6,540,216  $    (635,292)  $   859,113   $   138,844  $       --       957,977 $ 19,264,927
------------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-
 Institutional
 Class-4.97%              11,619,192    7,507,390       (270,574)       67,997         5,980     848,300     4,321,914   18,929,985
------------------------------------------------------------------------------------------------------------------------------------
AIM International Core
 Equity Fund-
 Institutional
 Class-12.36%             31,479,985   14,627,201     (4,527,177)    4,394,848     1,140,131          --     3,343,860   47,114,988
------------------------------------------------------------------------------------------------------------------------------------
AIM International
 Growth Fund-
 Institutional
 Class-12.37%             32,514,963   14,627,201     (5,088,414)    3,368,993     1,700,172          --     1,733,735   47,122,915
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
 Value Fund-
 Institutional
 Class-8.85%              42,230,221   21,271,627    (31,785,736)   (1,634,232)    3,665,810          --     2,198,547   33,747,690
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
 Fund-
 Institutional
 Class-10.00%(b)          48,850,074   25,163,064    (36,275,578)   (3,465,841)    3,846,144          --     3,465,260   38,117,863
------------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-
 Institutional
 Class-12.53%             30,868,985   15,475,163       (701,295)    1,973,602       153,611          --     1,814,283   47,770,066
------------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund-
 Institutional
 Class-5.09%              12,303,749    6,072,110     (2,219,594)    2,631,565       614,793     221,229       565,839   19,402,623
------------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth
 Fund-
 Institutional
 Class-10.02%(b)          24,198,902   13,556,394       (561,778)      932,262        44,205          --     1,298,299   38,169,985
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
 Fund-
 Institutional
 Class-10.10%(b)                  --   37,288,380       (130,679)    1,328,118         3,924          --     3,755,097   38,489,743
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
 Fund-
 Institutional
 Class-8.68%(b)                   --   32,627,333       (112,621)      586,529         1,664          --     3,114,102   33,102,905
====================================================================================================================================
TOTAL-100.03% (Cost
  $349,301,200)          246,428,117  194,756,079    (82,308,738)   11,042,954    11,315,278   1,069,529                381,233,690
====================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES-(0.03)%                                                                                                      (117,291)
====================================================================================================================================
NET ASSETS-100.00%                                                                                                     $381,116,399
____________________________________________________________________________________________________________________________________
====================================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

AIM Growth Allocation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

         Securities in the underlying funds, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as

AIM Growth Allocation Fund
     of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $194,756,079 and $82,308,738, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $37,220,426
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (5,292,377)
====================================================================================
Net unrealized appreciation of investment securities                     $31,928,049
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $349,305,641.

                           AIM INCOME ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                       (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS.(R)

AIMinvestments.com   INCAL-QTR-1 9/06   A I M Advisors, Inc.

AIM INCOME ALLOCATION FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-97.67%(A)

                                                                              CHANGE IN
                                                                             UNREALIZED    REALIZED
                                        VALUE     PURCHASES     PROCEEDS    APPRECIATION     GAIN    DIVIDEND   SHARES      VALUE
                                      12/31/05     AT COST     FROM SALES  (DEPRECIATION)   (LOSS)    INCOME   09/30/06    09/30/06
                                     ----------  -----------  -----------  --------------  --------  --------  --------  -----------
AIM Diversified Dividend Fund-
   Institutional Class-14.82%        $  370,941  $ 3,090,906  $  (132,901)    $142,263     $  8,736  $ 29,704   259,310  $ 3,479,945
AIM Floating Rate Fund-
   Institutional Class-6.76%                 --    1,599,021       (8,969)      (1,732)          --    10,493   175,505    1,588,320
AIM High Yield Fund-Institutional
   Class-13.69%                         370,010    3,104,800     (270,702)       8,803        1,653    96,204   733,919    3,214,564
AIM Income Fund-Institutional
   Class-8.33%                          246,017    2,047,507     (346,177)      16,697       (7,900)   57,678   310,993    1,956,144
AIM Intermediate Government Fund-
   Institutional Class-6.80%            245,212    1,976,654     (616,785)       3,753      (10,831)   45,589   186,901    1,598,003
AIM International Bond Fund-
   Institutional Class-4.78%                 --    1,139,284       (6,397)     (10,367)          (8)    4,607   108,665    1,122,512
AIM International Core Equity Fund-
   Institutional Class-4.87%            125,933    1,020,919      (79,724)      67,921        9,012        --    81,197    1,144,061
AIM Real Estate Fund-Institutional
   Class-6.99%                          176,597    1,431,928     (124,815)     146,362       14,110    12,799    47,949    1,644,182
AIM Short Term Bond Fund-
   Institutional Class-5.83%            244,976    1,928,230     (803,899)       4,238       (3,843)   39,838   139,197    1,369,702
AIM Total Return Bond Fund-
   Institutional Class-17.08%           491,636    4,069,556     (588,446)      45,108       (5,175)   83,099   387,324    4,012,679
AIM Utilities Fund-Institutional
   Class-7.72%                          197,518    1,644,619     (140,293)      98,270       12,122    22,758   118,292    1,812,236
                                     ----------  -----------  -----------     --------     --------  --------            -----------
TOTAL-97.67% (Cost $22,413,940)       2,468,840   23,053,424   (3,119,108)     521,316       17,876   402,769             22,942,348
                                     ----------  -----------  -----------     --------     --------  --------            -----------
OTHER ASSETS LESS LIABILITIES-2.33%                                                                                          547,545
                                                                                                                         -----------
NET ASSETS-100.00%                                                                                                       $23,489,893
                                                                                                                         ===========

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AIM INCOME ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is

AIM INCOME ALLOCATION FUND
     not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $23,053,425 and $3,119,109, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $540,507
Aggregate unrealized (depreciation) of investment securities    (12,099)
                                                               --------
Net unrealized appreciation of investment securities           $528,408
                                                               ========

Investments have the same cost for tax and financial statement purposes.

                       AIM INTERNATIONAL ALLOCATION FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com           INTAL-QTR-1 9/06               A I M Advisors, Inc.

AIM INTERNATIONAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS - 99.46% (a)

                                                                CHANGE IN
                                                                UNREALIZED    REALIZED
                       VALUE       PURCHASES      PROCEEDS     APPRECIATION     GAIN    DIVIDEND    SHARES        VALUE
                     12/31/2005     AT COST      FROM SALES   (DEPRECIATION)   (LOSS)    INCOME   09/30/2006   09/30/2006
--------------------------------------------------------------------------------------------------------------------------

AIM Developing
Markets Fund-
Institutional
Class-5.10%          $  476,810  $  5,962,053  $   (76,771)   $      148,406  $ 11,185  $     --     293,373  $  6,521,683
--------------------------------------------------------------------------------------------------------------------------
AIM Global
Value Fund-
Institutional
Class-27.34%          2,532,840    31,140,371     (775,243)        2,066,815    20,310        --   2,183,839    34,985,093
--------------------------------------------------------------------------------------------------------------------------
AIM International
Core Equity Fund-
Institutional
Class-35.00%          3,259,611    39,633,197     (649,071)        2,498,999    43,195        --   3,178,561    44,785,931
--------------------------------------------------------------------------------------------------------------------------
AIM International
Growth Fund-
Institutional
Class-22.55%          2,118,838    25,774,677     (353,712)        1,267,737    37,692        --   1,061,267    28,845,232
--------------------------------------------------------------------------------------------------------------------------
AIM International
Small Company Fund-
Institutional
Class-9.47%             958,583    11,323,771     (343,076)          115,107    62,813        --     496,403    12,117,198
==========================================================================================================================
TOTAL-99.46%
(Cost $121,161,134)   9,346,682   113,834,069   (2,197,873)        6,097,064   175,195        --               127,255,137
==========================================================================================================================
OTHER ASSETS LESS
LIABILITIES-0.54%                                                                                                  695,173
==========================================================================================================================
NET ASSETS-100.00%                                                                                            $127,950,310
__________________________________________________________________________________________________________________________
==========================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE

AIM INTERNATIONAL ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value

AIM INTERNATIONAL ALLOCATION FUND

     as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- INVESTMENTS IN SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $113,107,966 and $2,197,874, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                   $6,094,003
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investments securities                        --
========================================================================================
Net unrealized appreciation of investment securities                         $6,094,003
________________________________________________________________________________________
========================================================================================
Cost of investments is the same for tax and financial statement purposes.

                          AIM MID CAP CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                       (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS.(R)

AIMinvestments.com   MCCE-QTR-1 9/06   A I M Advisors, Inc.

AIM MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                      SHARES          VALUE
                                                   -----------   --------------
DOMESTIC COMMON STOCKS-75.34%
ADVERTISING-1.39%
Omnicom Group Inc.                                     383,000   $   35,848,800
                                                                 --------------
AEROSPACE & DEFENSE-1.51%
Goodrich Corp.                                         963,888       39,056,742
                                                                 --------------
APPAREL RETAIL-1.28%
Gap, Inc. (The)                                      1,747,999       33,124,581
                                                                 --------------
APPLICATION SOFTWARE-1.49%
Cadence Design Systems, Inc. (a)                     2,265,356       38,420,438
                                                                 --------------
BIOTECHNOLOGY-0.50%
ImClone Systems Inc. (a)                               457,000       12,942,240
                                                                 --------------
BROADCASTING & CABLE TV-1.71%
Scripps Co. (E.W.) (The) -Class A                      924,293       44,301,363
                                                                 --------------
COMMUNICATIONS EQUIPMENT-1.83%
ADTRAN, Inc.                                         1,341,042       31,970,441
Juniper Networks, Inc. (a)                             888,249       15,348,943
                                                                 --------------
                                                                     47,319,384
                                                                 --------------
COMPUTER & ELECTRONICS RETAIL-1.38%
RadioShack Corp.                                     1,848,707       35,680,045
                                                                 --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.11%
Sabre Holdings Corp. -Class A                        1,221,440       28,569,482
                                                                 --------------
DISTRIBUTORS-1.29%
Genuine Parts Co.                                      771,910       33,292,478
                                                                 --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.13%
Mettler-Toledo International Inc. (a)                  440,357       29,129,616
                                                                 --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.51%
Republic Services, Inc.                                971,736       39,073,505
                                                                 --------------
FOOD RETAIL-2.58%
Kroger Co. (The)                                     1,620,115       37,489,461
SUPERVALU Inc.                                         982,988       29,145,594
                                                                 --------------
                                                                     66,635,055
                                                                 --------------
GAS UTILITIES-1.82%
UGI Corp.                                            1,924,423       47,052,142
                                                                 --------------

                                                      SHARES          VALUE
                                                   -----------   --------------
GENERAL MERCHANDISE STORES-0.77%
99 Cents Only Stores (a)                             1,683,354   $   19,914,078
                                                                 --------------
HEALTH CARE EQUIPMENT-2.00%
Hospira, Inc. (a)                                      758,494       29,027,565
Kinetic Concepts, Inc. (a)                             719,600       22,638,616
                                                                 --------------
                                                                     51,666,181
                                                                 --------------
HEALTH CARE FACILITIES-1.25%
Health Management Associates, Inc. -Class A          1,539,985       32,185,687
                                                                 --------------
HOME IMPROVEMENT RETAIL-1.32%
Sherwin-Williams Co. (The)                             613,471       34,219,412
                                                                 --------------
INDUSTRIAL MACHINERY-3.96%
Dover Corp.                                            880,300       41,761,432
ITT Corp.                                              277,788       14,242,191
Pall Corp.                                             871,986       26,865,889
Parker Hannifin Corp.                                  249,754       19,413,378
                                                                 --------------
                                                                    102,282,890
                                                                 --------------
INSURANCE BROKERS-1.15%
Marsh & McLennan Cos., Inc.                          1,051,336       29,595,108
                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES-4.05%
PerkinElmer, Inc.                                    1,453,392       27,512,711
Techne Corp. (a)                                       570,382       29,009,628
Waters Corp. (a)                                     1,059,755       47,985,706
                                                                 --------------
                                                                    104,508,045
                                                                 --------------
METAL & GLASS CONTAINERS-1.12%
Pactiv Corp. (a)                                     1,016,666       28,893,648
                                                                 --------------
MULTI-LINE INSURANCE-1.37%
Genworth Financial Inc. -Class A                     1,013,088       35,468,211
                                                                 --------------
MULTI-UTILITIES-1.60%
Wisconsin Energy Corp.                                 960,684       41,443,908
                                                                 --------------
OFFICE ELECTRONICS-2.04%
Xerox Corp.(a)                                       3,391,854       52,777,248
                                                                 --------------
OFFICE SERVICES & SUPPLIES-1.28%
Pitney Bowes Inc.                                      743,206       32,976,050
                                                                 --------------
OIL & GAS DRILLING-0.80%
Noble Corp.                                            323,742       20,777,762
                                                                 --------------

AIM MID CAP CORE EQUITY FUND

                                                      SHARES          VALUE
                                                   -----------   --------------
OIL & GAS EQUIPMENT & SERVICES-2.15%
FMC Technologies, Inc. (a)                             477,647   $   25,649,644
Smith International, Inc.                              771,788       29,945,374
                                                                 --------------
                                                                     55,595,018
                                                                 --------------
PAPER PRODUCTS-1.09%
MeadWestvaco Corp.                                   1,064,900       28,230,499
                                                                 --------------
PERSONAL PRODUCTS-4.90%
Avon Products, Inc.                                  1,804,828       55,336,027
Estee Lauder Cos. Inc. (The) -Class A                1,769,059       71,346,149
                                                                 --------------
                                                                    126,682,176
                                                                 --------------
PHARMACEUTICALS-2.22%
Forest Laboratories, Inc. (a)                          746,982       37,804,759
Warner Chilcott Ltd. -Class A (a)                    1,477,349       19,648,742
                                                                 --------------
                                                                     57,453,501
                                                                 --------------
PROPERTY & CASUALTY INSURANCE-3.28%
Axis Capital Holdings Ltd.                           1,089,214       37,784,834
XL Capital Ltd. -Class A                               683,977       46,989,220
                                                                 --------------
                                                                     84,774,054
                                                                 --------------
PUBLISHING-1.12%
McClatchy Co. (The) -Class A (b)                       685,495       28,921,034
                                                                 --------------
REGIONAL BANKS-1.77%
Marshall & Ilsley Corp.                                641,011       30,883,910
SVB Financial Group (a)                                332,232       14,830,836
                                                                 --------------
                                                                     45,714,746
                                                                 --------------
SEMICONDUCTORS-2.07%
Analog Devices, Inc.                                   883,594       25,968,828
Linear Technology Corp.                                882,337       27,458,327
                                                                 --------------
                                                                     53,427,155
                                                                 --------------
SPECIALIZED CONSUMER SERVICES-4.83%
H&R Block, Inc. (b)                                  1,898,265       41,268,281
Service Corp. International                          6,315,350       58,985,369
ServiceMaster Co. (The)                              2,194,666       24,602,206
                                                                 --------------
                                                                    124,855,856
                                                                 --------------
SPECIALTY CHEMICALS-7.03%
International Flavors & Fragrances Inc.              1,520,572       60,123,417
Rohm and Haas Co.                                      902,377       42,727,551
Sigma-Aldrich Corp. (b)                              1,041,417       78,804,024
                                                                 --------------
                                                                    181,654,992
                                                                 --------------
SYSTEMS SOFTWARE-1.09%
McAfee Inc. (a)                                      1,147,262       28,062,029
                                                                 --------------

                                                      SHARES          VALUE
                                                   -----------   --------------
TRADING COMPANIES & DISTRIBUTORS-0.55%
W.W. Grainger, Inc.                                    213,159   $   14,285,916
                                                                 --------------
   Total Domestic Common Stocks
      (Cost $1,706,154,007)                                       1,946,811,075
                                                                 --------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-11.62%
ARGENTINA-0.99%
Tenaris S.A. -ADR (Oil & Gas Equipment &
   Services)                                           723,573       25,600,013
                                                                 --------------
BELGIUM-1.23%
Groupe Bruxelles Lambert S.A. (Multi-Sector
   Holdings) (c)                                       297,102       31,669,431
                                                                 --------------
FRANCE-1.49%
Business Objects S.A. -ADR (Application
   Software) (a)(b)                                  1,128,445       38,468,690
                                                                 --------------
JAPAN-0.68%
Japan Petroleum Exploration Co., Ltd. (Oil
   & Gas Exploration & Production) (c)                 289,000       17,643,370
                                                                 --------------
NETHERLANDS-1.39%
Heineken N.V. (Brewers) (c)                            784,606       35,798,147
                                                                 --------------
SOUTH KOREA-1.39%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                       1,525,000       36,035,750
                                                                 --------------
SWEDEN-0.54%
Atlas Copco A.B. -Class A (Industrial
   Machinery) (c)                                      529,000       13,879,715
                                                                 --------------
UNITED KINGDOM-3.91%
Cadbury Schweppes PLC (Packaged Foods &
   Meats) (c)                                        7,212,890       76,486,816
Rentokil Initial PLC (Environmental &
   Facilities Services) (c)                          8,969,877       24,577,536
                                                                 --------------
                                                                    101,064,352
                                                                 --------------
      Total Foreign Stocks & Other
         Equity Interests
         (Cost $268,017,836)                                        300,159,468
                                                                 --------------
PREFERRED STOCKS-1.92%
GERMANY-1.92%
Henkel KGaA -Pfd. (Household Products)                 355,637       49,452,876
                                                                 --------------
      Total Preferred Stocks
         (Cost $42,098,030)                                          49,452,876
                                                                 --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP CORE EQUITY FUND

                                                      SHARES          VALUE
                                                   -----------   --------------
MONEY MARKET FUNDS-11.57%
Liquid Assets Portfolio -Institutional Class (d)   149,516,487   $  149,516,487
Premier Portfolio -Institutional Class (d)         149,516,487      149,516,487
                                                                 --------------
      Total Money Market Funds
         (Cost $299,032,974)                                        299,032,974
                                                                 --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.45%
   (Cost $2,315,302,847)                                          2,595,456,393
                                                                 --------------
INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS-2.17%
Liquid Assets Portfolio -Institutional
   Class (d)(e)                                     28,085,497       28,085,497
STIC Prime Portfolio -Institutional Class (d)(e)    28,085,497       28,085,497
                                                                 --------------
      Total Money Market Funds (purchased
         with cash collateral from
         securities loaned)
         (Cost $56,170,994)                                          56,170,994
                                                                 --------------
TOTAL INVESTMENTS-102.62%
   (Cost $2,371,473,841)                                          2,651,627,387
OTHER ASSETS LESS LIABILITIES-(2.62)%                               (67,694,086)
                                                                 --------------
NET ASSETS-100.00%                                               $2,583,933,301
                                                                 ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at September 30, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $200,055,015, which represented 7.74% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM MID CAP CORE EQUITY FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM MID CAP CORE EQUITY FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

          An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM MID CAP CORE EQUITY FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            CHANGE IN
                                                                           UNREALIZED
                              VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND     REALIZED
FUND                        12/31/05         COST            SALES       (DEPRECIATION)    09/30/06       INCOME    GAIN (LOSS)
----                      ------------  --------------  ---------------  --------------  ------------  -----------  -----------
Liquid Assets
   Portfolio -
   Institutional Class    $154,922,000  $  553,545,576  $  (558,951,089)       $--       $149,516,487  $ 7,860,998      $--
                          ------------  --------------  ---------------        ---       ------------  -----------      ---
Premier  Portfolio-
   Institutional Class              --     338,494,841     (188,978,354)        --        149,516,487    2,811,187       --
                          ------------  --------------  ---------------        ---       ------------  -----------      ---
STIC Prime Portfolio
   - Institutional Class   154,922,000     409,419,735     (564,341,735)        --                 --    5,077,035       --
                          ------------  --------------  ---------------        ---       ------------  -----------      ---
   SUBTOTAL               $309,844,000  $1,301,460,152  $(1,312,271,178)       $--       $299,032,974  $15,749,220      $--
                          ------------  --------------  ----------------       ---       ------------  -----------      ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            CHANGE IN
                                                                           UNREALIZED
                              VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND     REALIZED
FUND                        12/31/05         COST            SALES       (DEPRECIATION)    09/30/06      INCOME*    GAIN (LOSS)
----                      ------------  --------------  ---------------  --------------  ------------  -----------  -----------
Liquid Assets
   Portfolio -
   Institutional Class    $254,429,333  $  246,038,548  $  (472,382,384)       $--       $ 28,085,497  $    96,506      $--
                          ------------  --------------  ---------------        ---       ------------  -----------      ---
STIC Prime Portfolio
   - Institutional Class   254,429,334     246,038,547     (472,382,384)        --         28,085,497       96,994       --
                          ------------  --------------  ---------------        ---       ------------  -----------      ---
   SUBTOTAL               $508,858,667  $  492,077,095  $  (944,764,768)       $--       $ 56,170,994  $   193,500      $--
                          ------------  --------------  ---------------        ---       ------------  -----------      ---
   TOTAL
      INVESTMENTS IN
      AFFILIATES          $818,702,667  $1,793,537,247  $(2,257,035,946)       $--       $355,203,968  $15,942,720      $--
                          ============  ==============  ===============        ===       ============  ===========      ===

*    Net of compensation to counterparties.

AIM MID CAP CORE EQUITY FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2006, securities with an aggregate value of $54,765,893 were on loan to brokers. The loans were secured by cash collateral of $56,170,994 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $193,500 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                       CALL OPTION CONTRACTS
                      -----------------------
                      NUMBER OF     PREMIUMS
                      CONTRACTS     RECEIVED
                      ---------   -----------
Beginning of period     40,810    $ 2,897,666
Exercised              (40,810)    (2,897,666)
End of period               --    $        --

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $1,152,950,240 and $2,019,166,764, respectively.
For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $328,882,276
                                                               ------------
Aggregate unrealized (depreciation) of investment securities    (49,647,782)
                                                               ------------
Net unrealized appreciation of investment securities           $279,234,494
                                                               ============

Cost of investments for tax purposes is $2,372,392,893.

                          AIM MODERATE ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                       (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS.(R)

AIMinvestments.com   MAL-QTR-1 9/06   A I M Advisors, Inc.

AIM MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.99%(A)

                                                                         CHANGE IN
                                                                        UNREALIZED
                                  VALUE      PURCHASES     PROCEEDS    APPRECIATION    REALIZED   DIVIDEND    SHARES       VALUE
                                12/31/05      AT COST     FROM SALES  (DEPRECIATION) GAIN (LOSS)   INCOME    09/30/06    09/30/06
                              ------------ ------------ ------------- -------------- ----------- ---------- ---------- ------------
AIM Capital Development
   Fund-Institutional
   Class-5.04%                $ 21,234,589 $  5,750,938 $  (1,719,493) $ 1,766,688   $   160,826 $       --  1,384,600 $ 27,193,548
AIM Floating Rate
   Fund-Institutional
   Class-2.95%                          --   15,921,761        (9,873)     (17,411)           --    111,303  1,756,296   15,894,477
AIM High Yield
   Fund-Institutional
   Class-8.97%                  40,005,124   13,268,726    (5,128,943)     118,042        63,120  2,562,984 11,033,349   48,326,069
AIM International Bond
   Fund-Institutional
   Class-2.43%                          --   13,232,517        (8,202)    (125,311)          (22)    56,972  1,268,052   13,098,982
AIM International Core Equity
   Fund-Institutional
   Class-9.92%                  43,506,589   10,130,443    (7,174,425)   5,172,274     1,786,282         --  3,791,424   53,421,163
AIM International Growth
   Fund-Institutional
   Class-7.44%                  33,752,182    7,597,832    (6,105,596)   2,823,546     2,004,665         --  1,474,342   40,072,629
AIM Large Cap Basic Value
   Fund-Institutional
   Class-5.07%                  41,598,458   10,114,803   (26,249,386)  (1,482,270)    3,355,896         --  1,780,945   27,337,501
AIM Large Cap Growth
   Fund-Institutional
   Class-6.27% (b)              52,709,535   13,315,241   (32,769,660)  (3,246,365)    3,759,727         --  3,069,862   33,768,478
AIM Mid Cap Basic Value
   Fund-Institutional
   Class-5.05% (b)              21,202,493    6,024,788      (312,237)     234,017        53,280         --  1,839,239   27,202,341
AIM Multi-Sector
   Fund-Institutional
   Class-5.03%                  21,335,914    5,331,404      (929,523)   1,161,297       187,205         --  1,028,724   27,086,297
AIM Short Term Bond
   Fund-Institutional
   Class-2.48%                  19,793,376    6,221,566   (12,564,295)     115,256      (211,440)   775,279  1,357,161   13,354,463
AIM Structured Growth
   Fund-Institutional
   Class-6.33% (b)                      --   32,938,878       (20,488)   1,181,689           (56)        --  3,326,831   34,100,023
AIM Structured Value
   Fund-Institutional
   Class-4.98% (b)                      --   26,351,103       (16,345)     475,305           (90)        --  2,522,105   26,809,973
AIM Total Return Bond
   Fund-Institutional
   Class-22.88%                 98,315,149   35,251,861   (10,419,333)     219,807      (131,645) 4,083,364 11,895,351  123,235,839
AIM Trimark Small Companies
   Fund-Institutional
   Class-5.15%                  21,323,455    5,351,156      (757,987)   1,638,794       188,491         --  1,788,776   27,743,909
                              ------------ ------------ -------------  -----------   ----------- ---------- ---------- ------------
TOTAL INVESTMENTS-99.99%
   (Cost $505,226,439)         414,776,864  206,803,017  (104,185,786)  10,035,358    11,216,239  7,589,902             538,645,692
                              ------------ ------------ -------------  -----------   ----------- ---------- ---------- ------------
OTHER ASSETS LESS
   LIABILITIES-0.01%                                                                                                         39,964
                                                                                                                       ------------
NET ASSETS-100.00%                                                                                                     $538,685,656
                                                                                                                       ============

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

SEE ACCOMPANYING NOTES WHICH ARE AN INTERGRAL PART OF THIS SCHEDULE.

AIM MODERATE ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as

AIM MODERATE ALLOCATION FUND
     of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $206,803,017 and $104,185,786, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $34,733,663
Aggregate unrealized (depreciation) of investment securities    (1,316,534)
                                                               -----------
Net unrealized appreciation of investment securities           $33,417,129
                                                               ===========

Cost of investments for tax purposes is $505,228,563.

                       AIM MODERATE GROWTH ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             MGAL-QTR-1 9/06              A I M Advisors, Inc.

AIM Moderate Growth Allocation Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.86%(a)

                                                                  CHANGE IN
                                                                  UNREALIZED      REALIZED
                          VALUE       PURCHASES       PROCEEDS    APPRECIATION      GAIN       DIVIDEND       SHARES       VALUE
                         12/31/05      AT COST       FROM SALES  (DEPRECIATION)    (LOSS)       INCOME        09/30/06    09/30/06
------------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund-
 Institutional
 Class-5.05%(b)        $  3,152,624  $  5,704,081  $   (139,784)  $    256,574   $   25,605   $       --       447,494  $  8,999,100
------------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-
 Institutional
 Class-9.92%              6,083,285    11,768,444      (207,132)        49,464         (287)     660,929     4,039,674    17,693,774
------------------------------------------------------------------------------------------------------------------------------------
AIM International
 Core Equity Fund-
 Institutional
 Class-10.87%             7,074,875    11,965,479    (1,390,834)     1,512,795      220,741           --     1,375,660    19,383,056
------------------------------------------------------------------------------------------------------------------------------------
AIM International
 Growth Fund-
 Institutional
 Class-10.87%             7,228,982    11,965,479    (1,339,032)     1,238,090      293,289           --       713,275    19,386,808
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
 Value-Institutional
 Class-7.07%              8,831,423    14,525,271   (11,255,251)       (75,182)     586,751           --       821,695    12,613,012
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
 Fund-Institutional
 Class-8.24%(b)          10,420,973    17,579,534   (13,257,072)      (427,471)     382,050           --     1,336,183    14,698,014
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
 Fund-Institutional
 Class-5.02%(b)           3,171,235     5,798,656       (73,744)        56,884        9,066           --       605,957     8,962,097
------------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-
 Institutional
 Class-7.51%              4,739,473     8,331,507      (111,496)       416,210       17,790           --       508,678    13,393,484
------------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund-
 Institutional
 Class-2.54%              1,587,605     2,763,471      (419,253)       542,370       56,149       44,044       132,118     4,530,342
------------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity
 Fund-Institutional
 Class-7.61%              4,701,055     8,615,211      (399,137)       624,096       26,151           --       995,405    13,567,376
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
 Fund-Institutional
 Class-8.32%(b)                  --    14,362,600       (24,220)       496,974          117           --     1,447,363    14,835,471
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
 Fund-Institutional
 Class-6.94%(b)                  --    12,186,449       (20,506)       214,493           56           --     1,164,675    12,380,492
------------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
 Fund-Institutional
 Class-9.90%              6,062,827    11,636,525      (144,538)       111,801       (3,879)     428,698     1,704,897    17,662,736
====================================================================================================================================
TOTAL-99.86% (Cost
 $171,354,697)           63,054,357   137,202,707   (28,781,999)     5,017,098    1,613,599    1,133,671                 178,105,762
====================================================================================================================================
OTHER ASSETS LESS
 LIABILITIES-0.14%                                                                                                          253,444
====================================================================================================================================
NET ASSETS-100.00%                                                                                                      $178,359,206
____________________________________________________________________________________________________________________________________
====================================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying notes which are an integral part of this schedule.

AIM Moderate Growth Allocation Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

     Securities in the underlying funds, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM Moderate Growth Allocation Fund

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $137,202,707 and $28,781,999, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                 $6,754,632
-------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (3,795)
=====================================================================================
Net unrealized appreciation of investment securities                       $6,750,837
_____________________________________________________________________________________
=====================================================================================
Cost of investments for tax purposes is $171,354,925.

                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             MCAL-QTR-1 9/06              A I M Advisors, Inc.

AIM Moderately Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.94%(a)

                                                                     CHANGE IN
                                                                     UNREALIZED
                            VALUE      PURCHASES       PROCEEDS     APPRECIATION    REALIZED    DIVIDEND       SHARES      VALUE
                           12/31/05     AT COST       FROM SALES   (DEPRECIATION) GAIN (LOSS)    INCOME       09/30/06    09/30/06
------------------------------------------------------------------------------------------------------------------------------------
AIM Capital Development
 Fund-Institutional
 Class-2.53%(b)          $   395,532  $   468,825    $   (51,964)     $ 38,627      $  1,933    $     --        43,429  $   852,953
------------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate
 Fund-Institutional
 Class-4.93%                      --    1,668,279         (3,920)       (1,826)           --      11,483       183,705    1,662,533
------------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-
 Institutional
 Class-4.00%                 763,834      958,085       (376,505)       11,327        (8,298)     67,565       307,841    1,348,343
------------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate
 Government Fund-
 Institutional
 Class-12.91%              2,281,647    2,862,549       (745,916)      (19,446)      (30,462)    154,500       508,582    4,348,372
------------------------------------------------------------------------------------------------------------------------------------
AIM International
 Bond Fund-
 Institutional
 Class-3.42%                      --    1,164,709         (2,729)      (10,893)          (14)      4,939       111,430    1,151,073
------------------------------------------------------------------------------------------------------------------------------------
AIM International
 Core Equity Fund-
 Institutional
 Class-4.98%                 808,545      909,544       (217,577)      143,279        32,653          --       118,981    1,676,444
------------------------------------------------------------------------------------------------------------------------------------
AIM International
 Growth Fund-
 Institutional
 Class-2.49%                 413,296      454,772       (108,679)       56,470        22,543          --        30,846      838,402
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
 Value Fund-
 Institutional
 Class-5.73%               1,777,045    1,952,363     (1,896,858)      (18,093)      115,032          --       125,700    1,929,489
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
 Fund-Institutional
 Class-5.66%(b)            1,780,404    2,013,351     (1,893,435)      (68,987)       75,916          --       173,386    1,907,249
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
 Fund-Institutional
 Class-5.06%(b)              794,791      952,810        (56,394)        9,188         5,698          --       115,354    1,706,093
------------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-
 Institutional
 Class-2.52%(b)              396,568      456,698        (35,962)       27,849         4,583          --        32,273      849,736
------------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
 Fund-Institutional
 Class-11.91%              2,284,906    2,805,842     (1,069,558)        5,987       (14,524)    134,283       407,790    4,012,653
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
 Fund-Institutional
 Class-5.72%(b)                   --    1,863,918         (4,480)       66,008            75          --       187,856    1,925,521
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
 Fund-Institutional
 Class-5.62%(b)                   --    1,863,918         (4,424)       33,581            18          --       178,090    1,893,093
====================================================================================================================================
AIM Total Return Bond
 Fund-Institutional
 Class-22.46%              3,800,678    4,768,065     (1,034,435)       59,180       (28,109)    222,061       730,249    7,565,379
====================================================================================================================================
TOTAL-99.94% (Cost
 $33,152,164)             15,497,246   25,163,728     (7,502,836)      332,251       176,944     594,831                 33,667,333
====================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES-0.06%                                                                                                          18,834
====================================================================================================================================
NET ASSETS-100.00%                                                                                                      $33,686,167
____________________________________________________________________________________________________________________________________
====================================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying notes which are an integral part of this schedule.

AIM Moderately Conservative Allocation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

         Securities in the underlying funds, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening

AIM Moderately Conservative Allocation Fund process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $25,163,726 and $7,502,837, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $570,645
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (56,486)
====================================================================================
Net unrealized appreciation of investment securities                        $514,159
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $33,153,174.

                           AIM SMALL CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                       (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS.(R)

AIMinvestments.com   SCG-QTR-1 9/06   A I M Advisors, Inc.

AIM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.49%
AEROSPACE & DEFENSE-1.53%
Ceradyne, Inc.(a)(b)                                    291,508   $   11,978,064
United Industrial Corp.(a)                              249,854       13,367,189
                                                                  --------------
                                                                      25,345,253
                                                                  --------------
AIR FREIGHT & LOGISTICS-1.28%
Forward Air Corp.                                       365,851       12,106,010
Hub Group, Inc.-Class A (b)                             403,882        9,200,432
                                                                  --------------
                                                                      21,306,442
                                                                  --------------
APPAREL RETAIL-5.03%
bebe stores, inc.                                       552,423       13,689,042
Charlotte Russe Holding Inc.(b)                         482,234       13,280,724
Children's Place Retail Stores, Inc. (The)(a)(b)        223,589       14,316,404
DSW Inc.-Class A (a)(b)                                 445,964       14,047,866
Hot Topic, Inc.(a)(b)                                 1,253,973       13,969,259
Zumiez Inc.(b)                                          531,877       14,360,679
                                                                  --------------
                                                                      83,663,974
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.68%
Warnaco Group, Inc. (The)(b)                            580,845       11,233,542
                                                                  --------------
APPLICATION SOFTWARE-4.68%
ANSYS, Inc.(a)(b)                                       308,729       13,639,647
Blackboard Inc.(a)(b)                                   561,911       14,890,641
Epicor Software Corp.(b)                                809,817       10,616,701
Informatica Corp.(b)                                    924,028       12,557,541
Kronos Inc.(b)                                          355,290       12,111,836
MicroStrategy Inc.-Class A (b)                          136,531       13,902,952
                                                                  --------------
                                                                      77,719,318
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.98%
Affiliated Managers Group, Inc.(a)(b)                   162,108       16,228,632
                                                                  --------------
BIOTECHNOLOGY-2.73%
Alkermes, Inc.(a)(b)                                    559,872        8,873,971
CV Therapeutics, Inc.(a)(b)                             319,800        3,562,572
Human Genome Sciences, Inc.(a)(b)                       617,914        7,130,728
Myogen, Inc.(a)(b)                                      202,136        7,090,931
Myriad Genetics, Inc.(a)(b)                             425,489       10,488,304
United Therapeutics Corp.(a)(b)                         158,036        8,303,211
                                                                  --------------
                                                                      45,449,717
                                                                  --------------
CATALOG RETAIL-1.07%
Coldwater Creek Inc.(a)(b)                              620,450       17,844,142
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMUNICATIONS EQUIPMENT-3.94%
F5 Networks, Inc.(a)(b)                                 286,592   $   15,395,722
NETGEAR, Inc.(a)(b)                                     600,543       12,365,180
NICE Systems Ltd.-ADR (Israel)(b)                       594,773       16,457,369
Polycom, Inc.(a)(b)                                     866,063       21,244,526
                                                                  --------------
                                                                      65,462,797
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-1.15%
Emulex Corp.(b)                                       1,055,092       19,171,022
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.44%
Bucyrus International, Inc.-Class A                     284,239       12,057,419
JLG Industries, Inc.                                    597,915       11,844,696
                                                                  --------------
                                                                      23,902,115
                                                                  --------------
CONSTRUCTION MATERIALS-0.70%
Eagle Materials Inc.(a)                                 347,422       11,701,173
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.50%
Euronet Worldwide, Inc.(a)(b)                           620,809       15,240,861
Global Payments Inc.                                    218,965        9,636,650
                                                                  --------------
                                                                      24,877,511
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-1.93%
Advisory Board Co. (The)(a)(b)                          164,630        8,317,108
CoStar Group Inc.(a)(b)                                 306,191       12,651,812
Pike Electric Corp.(b)                                  746,504       11,122,909
                                                                  --------------
                                                                      32,091,829
                                                                  --------------
DRUG RETAIL-0.85%
Longs Drug Stores Corp.                                 306,092       14,083,293
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-3.99%
Acuity Brands, Inc.                                     338,569       15,371,033
General Cable Corp.(b)                                  438,072       16,738,731
Regal-Beloit Corp.                                      303,573       13,205,425
Thomas & Betts Corp.(b)                                 440,721       21,026,799
                                                                  --------------
                                                                      66,341,988
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.53%
Aeroflex Inc.(b)                                      1,148,429       11,805,850
Cogent Inc.(a)(b)                                       519,399        7,131,348
Coherent, Inc.(b)                                       412,308       14,290,595
Orbotech, Ltd. (Israel)(b)                              370,765        8,787,131
                                                                  --------------
                                                                      42,014,924
                                                                  --------------

AIM SMALL CAP GROWTH FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
ELECTRONIC MANUFACTURING SERVICES-1.05%
Trimble Navigation Ltd.(a)(b)                           371,784   $   17,503,591
                                                                  --------------
FOOD DISTRIBUTORS-0.75%
Performance Food Group Co.(b)                           445,693       12,519,516
                                                                  --------------
HEALTH CARE EQUIPMENT-5.35%
American Medical Systems Holdings, Inc.(a)(b)           759,730       14,001,824
Home Diagnostics Inc.(b)                                436,285        5,710,971
Integra LifeSciences Holdings(a)(b)                     355,170       13,311,771
Kyphon Inc.(b)                                          251,074        9,395,189
Mentor Corp.(a)                                         347,770       17,524,130
NuVasive, Inc.(a)(b)                                    645,989       12,990,839
Palomar Medical Technologies, Inc.(a)(b)                 64,675        2,729,285
Wright Medical Group, Inc.(a)(b)                        543,848       13,188,314
                                                                  --------------
                                                                      88,852,323
                                                                  --------------
HEALTH CARE FACILITIES-2.55%
Genesis HealthCare Corp.(b)                             301,207       14,346,489
LifePoint Hospitals, Inc.(a)(b)                         388,304       13,714,897
VCA Antech, Inc.(a)(b)                                  398,293       14,362,446
                                                                  --------------
                                                                      42,423,832
                                                                  --------------
HEALTH CARE SERVICES-0.97%
Pediatrix Medical Group, Inc.(a)(b)                     355,067       16,191,055
                                                                  --------------
HEALTH CARE SUPPLIES-0.73%
Gen-Probe Inc.(b)                                       259,829       12,183,382
                                                                  --------------
HEALTH CARE TECHNOLOGY-2.36%
Allscripts Healthcare Solutions, Inc.(a)(b)             617,888       13,871,586
Eclipsys Corp.(b)                                       700,352       12,543,304
Per-Se Technologies, Inc.(a)(b)                         560,564       12,769,648
                                                                  --------------
                                                                      39,184,538
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-1.42%
THQ Inc.(b)                                             810,094       23,630,442
                                                                  --------------
HOME FURNISHINGS-1.14%
Tempur-Pedic International Inc.(a)(b)                 1,102,022       18,921,718
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-1.38%
Choice Hotels International, Inc.(a)                    281,475       11,512,328
Four Seasons Hotels Inc. (Canada)(a)                    178,565       11,401,375
                                                                  --------------
                                                                      22,913,703
                                                                  --------------
HOUSEHOLD PRODUCTS-0.94%
Church & Dwight Co., Inc.(a)                            398,990       15,604,499
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.98%
Korn/Ferry International(b)                             776,327       16,256,287
                                                                  --------------
INDUSTRIAL MACHINERY-1.46%
Actuant Corp.-Class A (a)                               234,036       11,725,203
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
INDUSTRIAL MACHINERY-(CONTINUED)
Lincoln Electric Holdings, Inc.(a)                      231,373   $   12,598,260
                                                                  --------------
                                                                      24,323,463
                                                                  --------------
INSURANCE BROKERS-0.42%
National Financial Partners Corp.(a)                    171,479        7,035,783
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.73%
NeuStar, Inc.-Class A (a)(b)                            437,561       12,142,318
                                                                  --------------
INTERNET RETAIL-0.27%
Shutterfly, Inc.(b)                                     291,171        4,527,709
                                                                  --------------
INTERNET SOFTWARE & SERVICES-2.02%
aQuantive, Inc.(a)(b)                                   561,077       13,252,639
Digitas Inc.(b)                                       1,056,620       10,164,684
ValueClick, Inc.(a)(b)                                  549,582       10,189,250
                                                                  --------------
                                                                      33,606,573
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.85%
Greenhill & Co., Inc.(a)                                211,040       14,143,901
                                                                  --------------
IT CONSULTING & OTHER SERVICES-0.91%
MPS Group, Inc.(b)                                    1,005,130       15,187,514
                                                                  --------------
LEISURE PRODUCTS-0.90%
Marvel Entertainment, Inc.(a)(b)                        621,712       15,008,128
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-1.94%
Millipore Corp.(a)(b)                                   157,883        9,678,228
Nektar Therapeutics(b)                                  520,532        7,500,866
Varian Inc.(a)(b)                                       329,955       15,135,036
                                                                  --------------
                                                                      32,314,130
                                                                  --------------
MANAGED HEALTH CARE-0.70%
Magellan Health Services, Inc.(b)                       272,309       11,600,363
                                                                  --------------
MULTI-LINE INSURANCE-0.76%
HCC Insurance Holdings, Inc.                            383,700       12,616,056
                                                                  --------------
OFFICE REIT'S-0.77%
BioMed Realty Trust, Inc.                               422,206       12,809,730
                                                                  --------------
OIL & GAS DRILLING-1.54%
Grey Wolf, Inc.(a)(b)                                 1,642,595       10,972,535
Unit Corp.(a)(b)                                        319,115       14,669,716
                                                                  --------------
                                                                      25,642,251
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-3.90%
Core Laboratories N.V. (Netherlands)(b)                 231,831       14,790,818
FMC Technologies, Inc.(a)(b)                            267,800       14,380,860
Hydril(b)                                               234,763       13,160,814
Superior Energy Services, Inc.(b)                       377,131        9,903,460
Veritas DGC Inc.(a)(b)                                  191,614       12,612,033
                                                                  --------------
                                                                      64,847,985
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
OIL & GAS EXPLORATION & PRODUCTION-2.44%
Bill Barrett Corp.(a)(b)                                400,810   $    9,843,894
Encore Acquisition Co.(a)(b)                            484,689       11,797,330
Range Resources Corp.                                   445,762       11,251,033
Whiting Petroleum Corp.(a)(b)                           191,853        7,693,305
                                                                  --------------
                                                                      40,585,562
                                                                  --------------
PHARMACEUTICALS-2.28%
Medicines Co. (The)(a)(b)                               477,376       10,769,603
Medicis Pharmaceutical Corp.-Class A (a)                374,278       12,107,893
Santarus Inc.(a)(b)                                     718,021        5,327,716
Sciele Pharma, Inc.(a)(b)                               514,336        9,690,090
                                                                  --------------
                                                                      37,895,302
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-0.67%
ProAssurance Corp.(a)(b)                                224,244       11,050,744
                                                                  --------------
REGIONAL BANKS-4.13%
East West Bancorp, Inc.                                 208,541        8,260,309
PrivateBancorp, Inc.(a)                                 242,735       11,097,844
SVB Financial Group(a)(b)                               290,012       12,946,136
Texas Capital Bancshares, Inc.(b)                       356,364        6,671,134
Texas Regional Bancshares, Inc.-Class A                 279,961       10,764,500
UCBH Holdings, Inc.(a)                                  750,692       13,107,082
Virginia Commerce Bancorp, Inc.(a)(b)                   260,913        5,792,269
                                                                  --------------
                                                                      68,639,274
                                                                  --------------
RESTAURANTS-3.16%
Applebee's International, Inc.(a)                       466,223       10,028,457
Jack in the Box Inc.(b)                                 353,869       18,464,884
P.F. Chang's China Bistro, Inc.(a)(b)                   327,249       11,358,813
RARE Hospitality International, Inc.(b)                 416,607       12,731,510
                                                                  --------------
                                                                      52,583,664
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-2.59%
FormFactor Inc.(a)(b)                                   275,225       11,595,229
Tessera Technologies Inc.(a)(b)                         453,622       15,776,973
Varian Semiconductor Equipment Associates,
   Inc.(b)                                              429,221       15,752,411
                                                                  --------------
                                                                      43,124,613
                                                                  --------------
SEMICONDUCTORS-4.03%
Cirrus Logic, Inc.(a)(b)                              1,656,420       12,075,302
Microsemi Corp.(a)(b)                                   795,274       14,990,915
Power Integrations, Inc.(b)                             798,506       15,650,717
Silicon Laboratories Inc.(b)                            382,743       11,872,688
SiRF Technology Holdings, Inc.(a)(b)                    515,810       12,374,282
                                                                  --------------
                                                                      66,963,904
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-0.62%
Jackson Hewitt Tax Service Inc.                         340,996       10,233,290
                                                                  --------------
SPECIALTY STORES-1.04%
Dick's Sporting Goods, Inc.(a)(b)                       379,874       17,291,865
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
STEEL-1.00%
Carpenter Technology Corp.                              155,148   $   16,679,961
                                                                  --------------
SYSTEMS SOFTWARE-0.94%
MICROS Systems, Inc.(b)                                 318,377       15,575,003
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-2.07%
TransDigm Group, Inc.(b)                                382,778        9,347,439
United Rentals, Inc.(a)(b)                              417,991        9,718,291
WESCO International, Inc.(a)(b)                         263,603       15,296,882
                                                                  --------------
                                                                      34,362,612
                                                                  --------------
TRUCKING-0.70%
Swift Transportation Co., Inc.(a)(b)                    486,651       11,543,362
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.02%
SBA Communications Corp.-Class A (b)                    698,205       16,987,328
                                                                  --------------
   Total Common Stocks & Other Equity Interests
      (Cost $1,387,844,082)                                        1,653,944,946
                                                                  --------------
MONEY MARKET FUNDS-0.93%
Liquid Assets Portfolio-Institutional Class (c)       7,708,939        7,708,939
Premier Portfolio-Institutional Class (c)             7,708,939        7,708,939
                                                                  --------------
   Total Money Market Funds
      (Cost $15,417,878)                                              15,417,878
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from securities
   loaned)-100.42%
   (Cost $1,403,261,960)                                           1,669,362,824
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-30.58%
Liquid Assets Portfolio-Institutional Class
   (c)(d)                                           254,158,718      254,158,718
                                                                  --------------
STIC Prime Portfolio-Institutional Class
   (c)(d)                                           254,158,718      254,158,718
                                                                  --------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $508,317,436)                                            508,317,436
                                                                  --------------
TOTAL INVESTMENTS-131.00%
   (Cost $1,911,579,396)                                           2,177,680,260
OTHER ASSETS LESS LIABILITIES-(31.00)%                              (515,378,724)
                                                                  --------------
NET ASSETS-100.00%                                                $1,662,301,536
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt
REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at September 30, 2006.

(b)  Non-income producing security.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM SMALL CAP GROWTH FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM SMALL CAP GROWTH FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                                                                      UNREALIZED
                          VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                     12/31/05        COST          SALES        (DEPRECIATION)    09/30/06      INCOME    GAIN (LOSS)
----                   -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional
   Class               $14,872,104   $212,467,091   $(219,630,256)        $--        $ 7,708,939   $442,223       $--
                       -----------   ------------   -------------         ---        -----------   --------       ---
Premier  Portfolio-
   Institutional
   Class                        --     56,122,828     (48,413,889)         --          7,708,939    121,039        --
                       -----------   ------------   -------------         ---        -----------   --------       ---
STIC Prime Portfolio
   - Institutional
   Class                14,872,104    169,647,517    (184,519,621)         --                 --    335,162        --
                       -----------   ------------   -------------         ---        -----------   --------       ---
   SUBTOTAL            $29,744,208   $438,237,436   $(452,563,766)        $--        $15,417,878   $898,424       $--
                       -----------   ------------   -------------         ---        -----------   --------       ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                         UNREALIZED
                          VALUE        PURCHASES AT    PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                     12/31/05           COST           SALES       (DEPRECIATION)     09/30/06       INCOME*    GAIN (LOSS)
----                   ------------   --------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional
   Class               $156,672,058   $  362,010,725   $(264,524,065)        $--        $254,158,718   $  794,119       $--
                       ------------   --------------   -------------         ---        ------------   ----------       ---
STIC Prime Portfolio
   - Institutional
   Class                156,672,059      362,010,725    (264,524,066)         --         254,158,718      798,835        --
                       ------------   --------------   -------------         ---        ------------   ----------       ---
   SUBTOTAL            $313,344,117   $  724,021,450   $(529,048,131)        $--        $508,317,436   $1,592,954       $--
                       ------------   --------------   -------------         ---        ------------   ----------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES    $343,088,325   $1,162,258,886   $(981,611,897)        $--        $523,735,314   $2,491,378       $--
                       ============   ==============   =============         ===        ============   ==========       ===

*    Net of compensation to counterparties.

AIM SMALL CAP GROWTH FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2006, securities with an aggregate value of $496,056,112 were on loan to brokers. The loans were secured by cash collateral of $508,317,436 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $1,592,954 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $658,906,611 and $619,228,245, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $322,914,306
Aggregate unrealized (depreciation) of investment securities    (57,007,703)
                                                               ------------
Net unrealized appreciation of investment securities           $265,906,603
                                                               ============

Cost of investments for tax purposes is $1,911,773,657.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.